Document And Entity Information	Jul. 28, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2026
Entity Registrant Name	OFS Capital Corporation
Entity Central Index Key	0001487918
Entity Emerging Growth Company	false
Entity File Number	814-00813
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-1339639
Entity Address, Address Line One	222 W. Adams Street
Entity Address, Address Line Two	Suite 1850
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	847
Local Phone Number	734-2000
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	OFS
Security Exchange Name	NASDAQ
4.95 Percent Notes Due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.95% Notes due 2028
Trading Symbol	OFSSH
Security Exchange Name	NASDAQ
7.50 Percent Notes Due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.50% Notes due 2028
Trading Symbol	OFSSO
Security Exchange Name	NASDAQ